FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06378
                                  -----------

                       TEMPLETON DEVELOPING MARKETS TRUST
                     --------------------------------------
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
      --------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         ---------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:   954/527-7500
                                                     --------------

Date of fiscal year end:   12/31
                         -----------

Date of reporting period:   3/31/08
                          ----------


ITEM 1. SCHEDULE OF INVESTMENTS.



Templeton Developing Markets Trust

QUARTERLY STATEMENT OF INVESTMENTS

MARCH 31, 2008

CONTENTS

Statement of Investments ..........................   3
Notes to Statement of Investments .................   9

                          [FRANKLIN TEMPLETON INVESTMENTS LOGO]

                     Franklin - TEMPLETON - Mutual Series

                                          Quarterly Statement of Investments | 1

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

Templeton Developing Markets Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED)

                                                                    INDUSTRY                          SHARES            VALUE
                                                  ---------------------------------------------  ----------------  ---------------
      LONG TERM INVESTMENTS 95.6%
      COMMON STOCKS 79.3%
      AUSTRIA 1.1%
  (a) IMMOEAST AG .............................      Real Estate Management & Development                544,690   $    5,244,074
  (a) Meinl European Land Ltd. ................      Real Estate Management & Development                357,280        4,065,683
      OMV AG ..................................          Oil, Gas & Consumable Fuels                     473,484       31,281,970
      Wienerberger AG .........................               Building Products                          201,000       10,687,758
                                                                                                                   --------------
                                                                                                                       51,279,485
                                                                                                                   --------------

      BRAZIL 4.1%
      AES Tiete SA ............................   Independent Power Producers & Energy Traders         1,911,469       18,483,613
      Companhia de Bebidas das Americas
         (AmBev) ..............................                     Beverages                            110,887        7,352,911
      Natura Cosmeticos SA ....................                Personal Products                         918,598        9,359,843
      Porto Seguro SA .........................                    Insurance                             954,300        9,669,298
      Souza Cruz SA ...........................                     Tobacco                            1,643,149       42,548,370
                                                                                                                   --------------
                                                                                                                       87,414,035
                                                                                                                   --------------

      CHINA 14.5%
      Air China Ltd., H .......................                    Airlines                           13,469,000       11,368,070
      Aluminum Corp. of China Ltd., H .........                 Metals & Mining                      102,820,675      166,167,890
  (b) Aluminum Corp. of China Ltd., H,
         144A .................................                 Metals & Mining                        5,886,000        9,512,330
      China International Marine Containers
         (Group) Co. Ltd., B ..................                    Machinery                           2,236,144        3,820,652
      China Mobile Ltd. .......................       Wireless Telecommunication Services              6,884,500      102,415,804
      China Netcom Group Corp. (Hong Kong)
         Ltd. .................................      Diversified Telecommunication Services           11,484,000       33,046,633
      China Petroleum and Chemical Corp., H ...            Oil, Gas & Consumable Fuels                78,686,710       67,322,716
      China Shipping Container Lines Co.
         Ltd., H ..............................                     Marine                             9,970,000        3,778,359
      China Telecom Corp. Ltd., H .............      Diversified Telecommunication Services           95,822,606       60,072,238
      CNOOC Ltd. ..............................           Oil, Gas & Consumable Fuels                 42,919,307       63,406,905
      Denway Motors Ltd. ......................                    Automobiles                        85,157,474       36,101,290
      Dongfeng Motor Corp., H .................                   Automobiles                         42,568,000       19,139,796
      Jiangxi Copper Co. Ltd., H ..............                 Metals & Mining                        9,934,000       18,734,246
      PetroChina Co. Ltd., H ..................           Oil, Gas & Consumable Fuels                 57,322,902       71,578,147
      Shanghai Industrial Holdings Ltd. .......             Industrial Conglomerates                   5,437,136       20,535,418
  (a) Soho China Ltd. .........................      Real Estate Management & Development                189,284          127,418
(a,b) Soho China Ltd., 144A ...................       Real Estate Management & Development             2,893,000        1,947,447
  (a) Suntech Power Holdings Co. Ltd., ADR ....            Electrical Equipment                           77,600        3,147,456
                                                                                                                    -------------
                                                                                                                      692,222,815
                                                                                                                    -------------

       EGYPT 0.1%
       Telecom Egypt ..........................        Diversified Telecommunication Services          1,860,729        6,864,709
                                                                                                                   -------------

                                          Quarterly Statement of Investments | 3

Templeton Developing Markets Trust

                                                                    INDUSTRY                             SHARES            VALUE
                                                     --------------------------------------------   --------------    --------------
     LONG TERM INVESTMENTS (CONTINUED)
     COMMON STOCK (CONTINUED)
     HONG KONG 1.1%
     China Resources Enterprise Ltd. ............                Distributors                            188,000      $    603,787
     Citic Pacific Ltd. .........................          Industrial Conglomerates                    2,338,000         9,911,616
     Dairy Farm International Holdings Ltd. .....          Food & Staples Retailing                    3,054,962        13,594,581
     GOME Electrical Appliances Holdings
       Ltd. .....................................              Specialty Retail                        5,972,000        13,717,448
     Hutchison Whampoa Ltd. .....................          Industrial Conglomerates                    1,193,000        11,287,538
     VTech Holdings Ltd. ........................          Communications Equipment                      803,000         3,894,202
                                                                                                                      ------------
                                                                                                                        53,009,172
                                                                                                                      ------------

     HUNGARY 1.4%
     Magyar Telekom PLC .........................     Diversified Telecommunication Services           1,080,744         5,294,588
     MOL Hungarian Oil and Gas Nyrt. ............        Oil, Gas & Consumable Fuels                     484,606        63,064,662
                                                                                                                      ------------
                                                                                                                        68,359,250
                                                                                                                      ------------

     INDIA 5.4%
     Gail India Ltd. ............................                  Gas Utilities                       2,271,580        24,108,937
 (a) Hindalco Industries Ltd. ...................                 Metals & Mining                      5,082,927        20,919,616
     Hindustan Unilever Ltd. ....................                Household Products                    2,701,600        15,434,822
 (a) Idea Cellular Ltd. .........................      Wireless Telecommunication Services             2,424,110         6,222,266
     Maruti Suzuki India Ltd. ...................                 Automobiles                            212,701         4,407,847
     National Aluminium Co. Ltd. ................               Metals & Mining                        1,703,015        19,216,884
     Oil & Natural Gas Corp. Ltd. ...............         Oil, Gas & Consumable Fuels                  2,513,681        61,623,804
 (a) Reliance Industries Ltd. ...................       Oil, Gas & Consumable Fuels                      732,054        41,412,348
     Shipping Corp. of India Ltd. ...............                    Marine                              724,653         3,586,154
 (a) Sun Pharmaceutical Industries Ltd. .........             Pharmaceuticals                            302,832         9,315,696
     Tata Consultancy Services Ltd. .............                 IT Services                          1,212,237        24,556,657
     Tata Motors Ltd. ...........................                  Machinery                             323,800         5,043,046
     Tata Steel Ltd. ............................               Metals & Mining                        1,149,000        19,895,812
                                                                                                                      ------------
                                                                                                                       255,743,889
                                                                                                                      ------------

     INDONESIA 0.5%
     PT Bank Central Asia Tbk ...................              Commercial Banks                       22,508,500         7,947,053
     PT Telekomunikasi Indonesia, B .............   Diversified Telecommunication Services            15,749,000        16,510,359
                                                                                                                      ------------
                                                                                                                        24,457,412
                                                                                                                      ------------

     ISRAEL 0.2%
 (a) Taro Pharmaceutical Industries Ltd. ........            Pharmaceuticals                           1,346,156        10,432,709
                                                                                                                      ------------

     KUWAIT 0.2%
     National Bank Of Kuwait ....................             Commercial Banks                           955,000         7,119,084
                                                                                                                      ------------

     LUXEMBOURG 0.0%(c)
 (a) Kernel Holding SA ..........................             Food Products                              107,617         1,735,953
                                                                                                                      ------------

     MEXICO 5.1%
     Alfa SAB de CV .............................          Industrial Conglomerates                    1,411,100         9,440,348
     America Movil SAB de CV, L, ADR ............    Wireless Telecommunication Services               1,836,672       116,977,640
     Consorcio ARA SAB de CV ....................             Household Durables                         833,954           849,418

4| Quarterly Statement of Investments

Templeton Developing Markets Trust

                                                                       INDUSTRY                         SHARES           VALUE
                                                     --------------------------------------------   --------------   --------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS (CONTINUED)
    MEXICO (CONTINUED)
    Fomento Economico Mexicano SAB de
     CV, ADR ..................................                       Beverages                          123,100     $   5,143,118
    Grupo Televisa SA ..........................                        Media                          6,158,350        29,800,381
    Kimberly Clark de Mexico SAB de CV,
      A ........................................                  Household Products                  11,313,794        50,282,820
    Telefonos de Mexico SAB de CV (Telmex),
      L, ADR ...................................        Diversified Telecommunication Services           867,340        32,611,984
                                                                                                                      ------------
                                                                                                                       245,105,709
                                                                                                                      ------------

    PAKISTAN 1.8%
    Fauji Fertilizer Co. Ltd. ..................                      Chemicals                          370,700           830,676
    MCB Bank Ltd. ..............................                   Commercial Banks                    6,352,412        42,096,127
    Oil & Gas Development Co. Ltd. .............             Oil, Gas & Consumable Fuels               7,325,000        15,643,022
    Pakistan Telecommunications Corp., A .......        Diversified Telecommunication Services        34,012,519        24,627,885
                                                                                                                      ------------
                                                                                                                        83,197,710
                                                                                                                      ------------
    PERU 0.4%
    Compania de Minas Buenaventura SA,
      ADR ......................................                   Metals & Mining                       277,480        19,007,380
                                                                                                                      ------------

    PHILIPPINES 0.3%
    San Miguel Corp., B ........................                      Beverages                       14,229,836        16,434,844
                                                                                                                      ------------

    POLAND 0.7%
(a) Polski Koncern Naftowy Orlen SA ............             Oil, Gas & Consumable Fuels               1,772,128        31,492,288
                                                                                                                      ------------

    QATAR 0.2%
    Qatar National Bank ........................                   Commercial Banks                      125,340         7,182,463
                                                                                                                      ------------

    RUSSIA 13.1%
    Bank Of Moscow .............................                   Commercial Banks                       69,375         3,583,410
    Gazprom OAO ................................             Oil, Gas & Consumable Fuels                 214,100         2,714,788
    Gazprom OAO, ADR ...........................             Oil, Gas & Consumable Fuels               1,150,836        58,692,636
    Gazprom, ADR ...............................             Oil, Gas & Consumable Fuels               1,684,000        85,294,600
    LUKOIL, ADR ................................             Oil, Gas & Consumable Fuels                 669,879        56,956,462
    LUKOIL, ADR (London Exchange) ..............             Oil, Gas & Consumable Fuels                 219,098        18,776,699
    Mining and Metallurgical Co. Norilsk
      Nickel ...................................                   Metals & Mining                       687,073       194,785,195
    Sberbank RF ................................                   Commercial Banks                    7,719,330        24,161,503
    TGC-5 JSC ..................................     Independent Power Producers & Energy Traders    171,175,819           141,220
    TNK-BP .....................................             Oil, Gas & Consumable Fuels              21,239,470        35,469,915
(a) Unified Energy Systems .....................                  Electric Utilities                 139,369,100       144,804,495
                                                                                                                      ------------
                                                                                                                       625,380,923
                                                                                                                      ------------

    SINGAPORE 0.9%
    ComfortDelGro Corp. Ltd. ...................                     Road & Rail                       9,507,586        12,573,156
    Fraser and Neave Ltd. ......................               Industrial Conglomerates                7,402,071        26,085,409
    Keppel Corp. Ltd. ..........................               Industrial Conglomerates                  440,000         3,165,123
                                                                                                                      ------------
                                                                                                                        41,823,688
                                                                                                                      ------------

                                          Quarterly Statement of Investments | 5

Templeton Developing Markets Trust

                                                           INDUSTRY                              SHARES                VALUE
                                               ----------------------------------              -----------         ------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS (CONTINUED)
    SOUTH AFRICA 4.2%
    ABSA Group Ltd. .........................              Commercial Banks                        181,000         $  2,266,561
    Barloworld Ltd. .........................          Industrial Conglomerates                    508,485            6,762,654
    Foschini Ltd. ...........................              Specialty Retail                      4,388,162           20,846,645
(a) Imperial Holdings Ltd. ..................         Air Freight & Logistics                    1,295,441           12,664,759
    JD Group Ltd. ...........................              Specialty Retail                      2,880,815           12,974,995
    Lewis Group Ltd. ........................              Specialty Retail                      3,711,957           19,186,553
    MTN Group Ltd. ..........................     Wireless Telecommunication Services            3,757,484           57,014,098
    Remgro Ltd. .............................       Diversified Financial Services               2,204,834           53,291,365
    Standard Bank Group Ltd. ................              Commercial Banks                      1,187,888           12,924,808
(a) Steinhoff International Holdings Ltd. ...           Household Durables                       1,040,600            2,323,499
                                                                                                                   ------------
                                                                                                                    200,255,937
                                                                                                                   ------------

    SOUTH KOREA 4.9%
    GS Holdings Corp. .......................         Oil, Gas & Consumable Fuels                  494,860           19,262,738
    Hanjin Heavy Industries & Construction
      Holding ...............................                  Machinery                            68,356            4,313,879
    Kangwon Land Inc. .......................        Hotels, Restaurants & Leisure               1,206,414           24,850,655
    POSCO ...................................               Metals & Mining                         47,900           23,022,568
    Samsung Electronics Co. Ltd. ............  Semiconductors & Semiconductor Equipment             19,345           12,169,369
    Samsung Heavy Industries Co. Ltd. .......                  Machinery                           725,380           23,108,738
    SK Energy Co. Ltd. ......................         Oil, Gas & Consumable Fuels                  992,668          102,238,740
    SK Holdings Co. Ltd. ....................          Industrial Conglomerates                    157,389           22,567,010
    SKC Co. Ltd. ............................             Household Durables                        18,267              381,811
                                                                                                                   ------------
                                                                                                                    231,915,508
                                                                                                                   ------------

    SWEDEN 1.1%
    Oriflame Cosmetics SA, SDR ..............              Personal Products                       807,097           53,561,176
                                                                                                                   ------------

    TAIWAN 4.6%
    AU Optronics Corp. ......................     Electronic Equipment & Instruments             7,670,000           13,302,037
    Compal Communications Inc. ..............          Communications Equipment                  4,741,000            8,456,320
    Compal Electronics Inc. .................           Computers & Peripherals                  5,559,000            5,332,703
    MediaTek Inc. ...........................  Semiconductors & Semiconductor Equipment          1,638,000           21,561,852
    Novatek Microelectronics Corp. Ltd. .....  Semiconductors & Semiconductor Equipment          6,828,979           24,945,426
    President Chain Store Corp. .............          Food & Staples Retailing                 19,812,164           67,807,453
    Siliconware Precision Industries Co. ....  Semiconductors & Semiconductor Equipment         21,516,377           36,111,996
    Sunplus Technology Co. Ltd. .............  Semiconductors & Semiconductor Equipment          8,656,243           10,696,743
    Taiwan Semiconductor Manufacturing Co.
      Ltd. ..................................  Semiconductors & Semiconductor Equipment         14,938,421           31,020,317
                                                                                                                   ------------
                                                                                                                    219,234,847
                                                                                                                   ------------

    THAILAND 3.4%
    Advanced Info Service Public Co. Ltd.,
      fgn. ..................................     Wireless Telecommunication Services              406,400            1,291,389
    Kasikornbank Public Co. Ltd., fgn. ......              Commercial Banks                     13,047,287           38,142,688
    PTT Aromatics & Refining Public Co. Ltd.,
      fgn. ..................................         Oil, Gas & Consumable Fuels                5,144,134            6,244,230

6 | Quarterly Statement of Investments

Templeton Developing Markets Trust

                                                                                INDUSTRY               SHARES            VALUE
                                                               -----------------------------------  ------------    ---------------
                   LONG TERM INVESTMENTS (CONTINUED)
                   COMMON STOCKS (CONTINUED)
                   THAILAND (CONTINUED)
                   PTT Public Co. Ltd., fgn. ................      Oil, Gas & Consumable Fuels        2,930,500     $    29,426,056
                   Siam Cement Public Co. Ltd., fgn. ........        Construction Materials           6,874,179          47,619,035
                   Siam Commercial Bank Public Co. Ltd.,
                    fgn. ....................................           Commercial Banks              3,211,761           9,236,237
               (b) Thai Beverages Co. Ltd., 144A, fgn. ......              Beverages                 43,233,863           8,324,777
                   Thai Beverages Co. Ltd., fgn. ............               Beverages               113,088,735          21,775,488
                                                                                                                    ---------------
                                                                                                                        162,059,900
                                                                                                                    ---------------
                   TURKEY 7.1%
                   Akbank TAS ...............................           Commercial Banks             28,346,863         118,934,916
                   Anadolu Efes Biracilik Ve Malt Sanayii
                    AS ......................................               Beverages                 1,666,459          14,857,917
                   Arcelik AS, Br. ..........................          Household Durables             7,795,277          30,954,498
                   Tupras-Turkiye Petrol Rafineleri As ......      Oil, Gas & Consumable Fuels        3,392,395          74,979,885
               (a) Turk Hava Yollari Anonim Ortakligi .......               Airlines                  1,199,369           5,616,286
           (a),(b) Turk Hava Yollari Anonim Ortakligi,
                    144A ....................................               Airlines                  4,560,107          21,353,614
                   Turkcell Iletisim Hizmetleri AS ..........  Wireless Telecommunication Services    5,098,428          42,400,952
                   Turkiye Vakiflar Bankasi T.A.O., D .......             Commercial Banks           16,295,327          29,667,824
                                                                                                                    ---------------
                                                                                                                        338,765,892
                                                                                                                    ---------------
                   UNITED KINGDOM 2.9%
                   Anglo American PLC .......................            Metals & Mining              1,916,894         113,624,372
                   HSBC Holdings PLC ........................           Commercial Banks              1,460,800          23,795,566
                                                                                                                    ---------------
                                                                                                                        137,419,938
                                                                                                                    ---------------
                   TOTAL COMMON STOCKS
                    (COST $3,011,508,332) ...................                                                         3,780,784,259
                                                                                                                    ---------------

                   DIRECT EQUITY INVESTMENTS
                    (COST $4,447,586) 0.1%
                   HONG KONG 0.1%
(a),(d),(e),(f),(g)Mayfair Hanoi, Ltd., 37.5%
                    equity owned through HEA Holdings Ltd.,
                    a wholly owned investment ...............             Real Estate                                    6,182,235
                                                                                                                    ---------------
                   PREFERRED STOCKS 16.2%
                   BRAZIL 15.9%
                   Banco Bradesco SA, ADR, pfd. .............           Commercial Banks              3,021,794          83,885,001
                   Companhia Vale do Rio Doce, ADR, pfd.,
                      A .....................................              Metals & Mining           11,825,011         344,699,071
                   Itausa - Investimentos Itau SA, pdf. .....           Commercial Banks              1,020,000           5,980,361
                   Petroleo Brasileiro SA, ADR, pfd. ........      Oil, Gas & Consumable Fuels        3,217,420         272,483,300
                   Unibanco - Uniao de Bancos Brasileiros
                   SA, GDR, pfd. ............................           Commercial Banks                937,136         109,307,543
                   Usinas Siderurgicas de Minas Gerais SA,
                       pfd., A. .............................            Metals & Mining                874,147          48,963,179
                                                                                                                    ---------------
                                                                                                                        865,318,455
                                                                                                                    ---------------

                                          Quarterly Statement of Investments | 7

Templeton Developing Markets Trust

                                                           INDUSTRY                   SHARES                     VALUE
                                                   -----------------------------  ----------------        -------------------
LONG TERM INVESTMENTS (CONTINUED)
PREFERRED STOCKS (CONTINUED)
CHILE 0.3%
Embotelladora Andina SA, pfd., A ................            Beverages                   4,930,025        $        15,537,630
                                                                                                          -------------------
TOTAL PREFERRED STOCKS
   (COST $340,141,845) ..........................                                                                 771,548,542
                                                                                                          -------------------
TOTAL LONG TERM INVESTMENTS
   (COST $3,356,097,763) ........................                                                               4,558,515,036
                                                                                                          -------------------

                                                                                  PRINCIPAL AMOUNT
                                                                                  ----------------
   SHORT TERM INVESTMENTS 3.2%
   U.S. GOVERNMENT AND AGENCY SECURITIES 3.2%
(h)FHLB, 4/01/08 - 4/18/08 ......................                                    $  85,248,000                 85,227,050
(h)FHLMC, 9/25/08 ...............................                                       25,000,000                 24,757,250
(h)FNMA, 8/08/08 - 12/26/08 .....................                                       40,000,000                 39,638,370
                                                                                                          -------------------

   TOTAL U.S. GOVERNMENT AND AGENCY
      SECURITIES (COST $149,498,813) .........                                                                    149,622,670
                                                                                                          -------------------

   TOTAL INVESTMENTS
     (COST $3,505,596,576) 98.8% ................                                                               4,708,137,706
   OTHER ASSETS, LESS LIABILITIES
     1.2% .......................................                                                                  59,322,587
                                                                                                          -------------------

   NET ASSETS 100.0% ............................                                                         $     4,767,460,293
                                                                                                          ===================

SELECTED PORTFOLIO ABBREVIATIONS

ADR     -   American Depository Receipt
FHLB    -   Federal Home Loan Bank
FHLMC   -   Federal Home Loan Mortgage Corp.
FNMA    -   Federal National Mortgage Association
GDR     -   Global Depository Receipt
SDR     -   Swedish Depository Receipt

----------
(a)   Non-income producing for the twelve months ended March 31, 2008.

(b) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At March 31, 2008, the aggregate value of these securities was $41,138,168, representing 0.86% of net assets.

(c)   Rounds to less than 0.1% of net assets.

(d)   See Note 5 regarding holdings of 5% voting securities.

(e) Security has been deemed illiquid because it may not be able to be sold within seven days. At March 31, 2008, the value of this securities was $6,182,235, representing 0.13% of net assets.

(f)   See Note 4 regarding restricted securities.

(g)   See Note 6 regarding other considerations - security board member.

(h)   Security is traded on a discount basis with no stated coupon rate.

8 | See Notes to Statement of Investments. | Quarterly Statement of Investments

Templeton Developing Markets Trust

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Templeton Developing Markets Trust (Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company.

2. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.

                                          Quarterly Statement of Investments | 9

Templeton Developing Markets Trust

3. INCOME TAXES

At March 31, 2008, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ....................................   $   3,578,172,079
                                                           =================
Unrealized appreciation ................................       1,416,732,134
Unrealized depreciation ................................        (286,766,507)
                                                           -----------------
Net unrealized appreciation (depreciation) .............   $   1,129,965,627
                                                           =================

4. RESTRICTED SECURITIES

At March 31, 2008, the Fund held investments in restricted securities, excluding 144A securities deemed to be liquid, valued in accordance with procedures approved by the Fund's Board of Trustees as reflecting fair value, as follows:

                                                            ACQUISITION
  SHARES                ISSUER                                 DATE                    COST                       VALUE
---------- ------------------------------------------     ---------------         ----------------            ----------------
   --       Mayfair Hanoi, Ltd., 37.5% equity owned
             through HEA Holdings Ltd.
             (0.1% OF NET ASSETS) ...................         10/31/96            $      4,447,586            $      6,182,235
                                                                                                              ================

5. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

Investments in "affiliated companies" for the Fund for the three months ended March 31, 2008, were as shown below.

                            NUMBER OF SHARES                              NUMBER OF SHARES      VALUE AT                   REALIZED
                           HELD AT BEGINNING    GROSS         GROSS         HELD AT END          END OF     INVESTMENT     CAPITAL
      NAME OF ISSUER           OF PERIOD       ADDITION    REDUCTIONS        OF PERIOD           PERIOD       INCOME     GAIN (LOSS)
-------------------------- -----------------   --------    ----------     ----------------    ------------  -----------  -----------
CONTROLLED AFFILIATESA (a)

Mayfair Hanoi Ltd.,
  37.5% equity owned
  through HEA Holdings
  Ltd.
  (0.1% OF NET ASSETS) ..                 --         --            --                   --    $  6,182,235   $       --  $        --
                                                                                              ============  ===========  ===========

----------
(a) Issuer in which the Fund owns 25% or more of the outstanding voting securities.

6. OTHER CONSIDERATIONS

Officers, directors or employees of the Fund's Investment Manager, may serve from time to time as members of boards of directors of companies in which the Fund invests. Such participation may result in the possession by the Investment Manager of material non-public information which, pursuant to the Fund's policies and the requirements of applicable securities laws, could prevent the Fund from trading in the securities of such companies for limited or extended periods of time.

10 | Quarterly Statement of Investments

Templeton Developing Markets Trust

7. NEW ACCOUNTING PRONOUNCEMENT

In March 2008, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 161, "Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133" (SFAS 161), which expands disclosures about derivative investments and hedging activities. SFAS 161 is effective for fiscal years beginning after November 15, 2008, and interim periods within those fiscal years. The Fund is currently evaluating the impact, if any, of applying the various provisions of SFAS 161.

8. FAIR VALUE MEASUREMENTS

The Fund adopted FASB issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), on January 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Fund has determined that the implementation of SFAS 157 did not have a material impact on the Fund's financial statements.

SFAS 157 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:


- Level 1 - quoted prices in active markets for identical securities

- Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

- Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008, in valuing the Fund's assets and liabilities carried at fair value:


                                              LEVEL 1         LEVEL 2        LEVEL 3             TOTAL
                                        -----------------  -------------  ------------     ------------------
TEMPLETON DEVELOPING MARKETS TRUST
ASSETS:

     Investments in  Securities ......  $   4,552,332,801  $ 149,622,670  $  6,182,235     $    4,708,137,706

                                         Quarterly Statement of Investments | 11

Templeton Developing Markets Trust

8. FAIR VALUE MEASUREMENTS (continued)

At March 31, 2008, the reconciliation of assets in which significant observable inputs (Level 3) were used in determining fair value, is as follows:

                                                               INVESTMENT IN
                                                                 SECURITIES
                                                              ----------------
Beginning Balance ........................................    $      5,507,295
   Net realized gain (loss) ..............................                  --
   Net change in unrealized appreciation (depreciation) ..             674,940
   Net purchases (sales) .................................                  --
   Net transfers in and/or out of level 3 ................                  --
                                                              ----------------
Ending Balance ...........................................    $      6,182,235
                                                              ================

Net change in unrealized appreciation (depreciation)
   attributable to assets still held at end of period ....    $        674,940
                                                              ================

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

12 | Quarterly Statement of Investments


ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


ITEM 3. EXHIBITS.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Galen G. Vetter, Chief Executive Officer - Finance and Administration, and Laura F. Fergerson, Chief Financial Officer and Chief Accounting Officer.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON DEVELOPING MARKETS TRUST


By /s/GALEN G. VETTER
  ----------------------------------
     Galen G. Vetter
     Chief Executive Officer -
       Finance and Administration
     Date  May 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/GALEN G. VETTER
  ----------------------------------
     Galen G. Vetter
     Chief Executive Officer -
       Finance and Administration
     Date  May 27, 2008



By /s/LAURA F. FERGERSON
  ----------------------------------
     Laura F. Fergerson
     Chief Financial Officer and
     Chief Accounting Officer
     Date  May 27, 2008